Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

17. Leases

Leases as a lessee

The Group has lease contracts for various items of office, plant and vehicles used in its operations. Leases of office and plant have lease terms between 1.5 and 10 years, while vehicles generally have lease terms of 3 years. The Group’s obligations under its leases are secured by the lessor’s title to the leased assets. For certain leases, the Group is restricted from entering into any sub-lease agreements. There are several lease contracts that include extension and termination options, which are further discussed below.

The extension options representing the undiscounted potential future rental payments for the lease contracts which are not included in the lease liabilities for the VIA Group as of December 31, 2022 amount to TEUR 5,778 (2021: TEUR 5,778). No extension options have been exercised in 2022 and 2021.

The Group also has certain leases of IT equipment with lease terms of 12 months or less and leases of office equipment with low value. The Group applies the ‘short-term lease’ and ‘lease of low-value assets’ recognition exemptions for these leases.

The carrying amounts of right-of-use assets recognized and the movements during the period were as follows:

Right-of-use assets

		Factory, Office
		and Other
in EUR	Buildings	Equipment	Total
Balance at January 1, 2021	8,929,305	131,696	9,061,002
Depreciation charge for the year	(2,160,175)	(85,592)	(2,245,767)
Additions to right-of-use assets	2,888,736	97,652	2,986,389
Additions due to business combinations	210,667	—	210,667
Derecognition of right-of-use assets	(85,605)	—	(85,605)
Foreign currency effect	79,384	—	79,384
Balance at December 31, 2021	9,862,313	143,757	10,006,070
Depreciation charge for the year	(2,692,074)	(129,311)	(2,821,385)
Additions to right-of-use assets	466,108	114,610	580,719
Additions due to business combinations	—	—	—
Derecognition of right-of-use assets	—	—	—
Foreign currency effect	487,512	—	487,512
Balance at December 31, 2022	8,123,860	129,055	8,252,915

		Factory, Office
		and Other
in EUR	Buildings	Equipment	Total
Balance at January 1, 2021	8,929,305	131,696	9,061,002
Balance at December 31, 2021	9,862,313	143,757	10,006,070
Balance at December 31, 2022	8,123,860	129,055	8,252,915

The carrying amounts of lease liabilities (included under current and non-current financial liabilities) and the movements during the period as well as the amounts recognized in profit or loss were as follows:

Lease Liability

	Lease Liability	Lease Liability
in EUR	2022	2021
Balance at January 31	(9,970,927)	(9,214,428)
Additions	(580,719)	(2,446,388)
Additions due to business combinations	–	(210,667)
Accretion of interest	(191,638)	(215,464)
Payments	2,567,839	2,031,598
Derecognition of lease liability	–	168,183
Foreign currency effect	266,013	(83,763)
Balance at December 31	(7,909,432)	(9,970,927)
Current	(2,314,900)	(2,025,193)
Non‑current	(5,594,532)	(7,945,734)

Amounts recognized in profit or loss

in EUR	2022	2021	2020
Leases under IFRS 16
Depreciation expense of right‑of‑use assets	2,821,385	2,245,767	1,903,223
Interest on lease liabilities	191,638	215,464	197,967
Expenses relating to short‑term leases	233,849	587,356	34,860
Expenses relating to leases of low‑value assets, excluding short‑term leases of low‑value assets	209,117	43,094	40,800
	3,455,987	3,091,681	2,176,850

The Group had total cash outflows for all leases of TEUR 2,568 in 2022 (2021: TEUR 2,662; 2020: TEUR 3,704).